Stock-Based Compensation - Summary of Market Prices of Common Stock (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Market value of Southwest Gas stock	$ 61.81	$ 55.91	$ 42.41